Operating expenses (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Staff
Employee remuneration, entitlements and on-costs	$ 5,626	$ 5,160	$ 5,254
Superannuation	597	551	521
Share-based payments	95	97	90
Restructuring costs	267	91	233
Total staff	6,585	5,899	6,098
Occupancy
Operating lease rentals	127	116	153
Depreciation and impairment of property and equipment	420	455	474
Other	105	129	159
Total occupancy	652	700	786
Technology
Amortisation and impairment of software assets	1,018	908	629
Depreciation and impairment of IT equipment	121	125	132
Technology services	1,052	871	735
Software maintenance and licences	869	770	603
Telecommunications	76	90	112
Total technology	3,136	2,764	2,211
Other
Professional and processing services	692	798	905
Postage and stationery	145	130	139
Advertising	220	176	169
Non-lending losses	147	111	65
Amortisation and impairment of other intangible assets and deferred expenditure	2	34	2
Other expenses	337	332	317
Total other	1,543	1,581	1,597
Total operating expenses	11,916	10,944	$ 10,692
Parent Entity
Staff
Employee remuneration, entitlements and on-costs	4,977	4,540
Superannuation	538	491
Share-based payments	91	94
Restructuring costs	234	75
Total staff	5,840	5,200
Occupancy
Operating lease rentals	109	99
Depreciation and impairment of property and equipment	348	387
Other	97	120
Total occupancy	554	606
Technology
Amortisation and impairment of software assets	887	802
Depreciation and impairment of IT equipment	85	99
Technology services	942	770
Software maintenance and licences	736	653
Telecommunications	55	69
Total technology	2,705	2,393
Other
Professional and processing services	602	696
Postage and stationery	122	109
Advertising	194	150
Non-lending losses	102	88
Amortisation and impairment of other intangible assets and deferred expenditure	1	2
Impairment of investments in subsidiaries	10	117
Other expenses	325	367
Total other	1,356	1,529
Total operating expenses	$ 10,455	$ 9,728